Short-term debt and short-term debt from related parties	3 Months Ended
Mar. 31, 2018
Short-term debt and short-term debt from related parties
Short-term debt and short-term debt from related parties

7. Short-term debt and short-term debt from related parties

At March 31, 2018 and December 31, 2017, short-term debt and short-term debt from related parties consisted of the following:

Short-term debt and short-term debt from related parties
in € THOUS

	March 31,	December 31,
	2018	2017
Commercial paper program	944.814	679.886
Borrowings under lines of credit	64.634	79.313
Other	1.088	1.080
Short-term debt	1.010.536	760.279
Short-term debt from related parties (see note 3 b)	40.800	9.000
Short-term debt and short-term debt from related parties	1.051.336	769.279

The Company and certain consolidated entities operate a multi-currency notional pooling cash management system. The Company met the conditions to offset balances within this cash pool for reporting purposes. At March 31, 2018 and December 31, 2017, cash and borrowings under lines of credit in the amount of €109.152 and €318.654 were offset under this cash management system.

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,000,000 can be issued. At March 31, 2018 and December 31, 2017, the outstanding commercial paper amounted to €945.000 and €680.000, respectively.

Other

At March 31, 2018 and December 31, 2017, the Company had €1.088 and €1.080 of other debt outstanding related to fixed payments outstanding for acquisitions.

Short-term debt from related parties

The Company is party to an unsecured loan agreement with Fresenius SE under which the Company or FMCH may request and receive one or more short-term advances up to an aggregate amount of $400,000 until maturity on July 31, 2022. For further information on short-term debt from related parties, see note 3 b).